Schwab Annuity Portfolios
Schwab VIT Growth Portfolio

Portfolio Holdings as of September 30, 2021 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

SECURITY	NUMBER OF SHARES	VALUE ($)
AFFILIATED UNDERLYING FUNDS 98.7% OF NET ASSETS

U.S. Stocks 41.7%
Large-Cap 34.7%
Schwab U.S. Large-Cap ETF	591,421	61,525,526
Small-Cap 7.0%
Schwab U.S. Small-Cap ETF	123,687	12,381,069
		73,906,595

International Stocks 34.1%
Developed Markets 26.1%
Schwab International Equity ETF	967,459	37,440,663
Schwab International Small-Cap Equity ETF	212,545	8,824,869
		46,265,532
Emerging Markets 8.0%
Schwab Emerging Markets Equity ETF	464,546	14,159,362
		60,424,894

Real Estate 6.0%
U.S. REITs 6.0%
Schwab U.S. REIT ETF	230,020	10,507,314

Fixed Income 14.3%
Intermediate-Term Bond 14.3%
Schwab U.S. Aggregate Bond ETF	467,815	25,383,642

SECURITY	NUMBER OF SHARES	VALUE ($)
Money Market Funds 2.6%
Schwab Variable Share Price Money Fund, Ultra Shares 0.03% (a)	4,633,484	4,634,874
Total Affiliated Underlying Funds (Cost $114,421,955)		174,857,319

ISSUER	FACE AMOUNT ($)	VALUE ($)
SHORT-TERM INVESTMENTS 1.5% OF NET ASSETS

Time Deposits 1.5%
Australia and New Zealand Banking Group Ltd.
0.01%, 10/01/21 (b)	970,185	970,185
Sumitomo Mitsui Trust Bank, Ltd.
0.01%, 10/01/21 (b)	1,782,694	1,782,694
Total Short-Term Investments (Cost $2,752,879)		2,752,879
Total Investments in Securities (Cost $117,174,834)		177,610,198

(a)	The rate shown is the 7-day yield.
(b)	The rate shown is the current daily overnight rate.

ETF —	Exchange traded fund
REIT —	Real Estate Investment Trust

Schwab VIT Growth Portfolio
Portfolio Holdings (Unaudited) continued

Below is a summary of the fund transactions with its affiliated underlying funds during the period ended September 30, 2021:
	VALUE AT 12/31/20	PURCHASES	SALES	REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 9/30/21	BALANCE OF SHARES HELD AT 9/30/21	DISTRIBUTIONS RECEIVED*
AFFILIATED UNDERLYING FUNDS 98.7% OF NET ASSETS

U.S. Stocks 41.7%
Large-Cap 34.7%
Schwab U.S. Large-Cap ETF	$58,193,175	$2,579,176	($7,314,795)	$2,382,215	$5,685,755	$61,525,526	591,421	$569,747
Small-Cap 7.0%
Schwab U.S. Small-Cap ETF	11,716,761	1,043,175	(1,791,353)	869,401	543,085	12,381,069	123,687	86,989
						73,906,595

International Stocks 34.1%
Developed Markets 26.1%
Schwab International Equity ETF	34,551,019	3,839,770	(3,463,592)	325,735	2,187,731	37,440,663	967,459	316,490
Schwab International Small-Cap Equity ETF	8,321,742	310,603	(636,350)	95,194	733,680	8,824,869	212,545	45,506
						46,265,532
Emerging Markets 8.0%
Schwab Emerging Markets Equity ETF	13,509,447	2,068,186	(1,366,285)	283,886	(335,872)	14,159,362	464,546	87,346
						60,424,894

Real Estate 6.0%
U.S. REITs 6.0%
Schwab U.S. REIT ETF	9,896,121	175,075	(1,488,469)	191,518	1,733,069	10,507,314	230,020	105,917

Fixed Income 14.3%
Intermediate-Term Bond 14.3%
Schwab U.S. Aggregate Bond ETF	22,821,691	4,103,346	(821,577)	(21,110)	(698,708)	25,383,642	467,815	345,529

Money Market Funds 2.6%
Schwab Variable Share Price Money Fund, Ultra Shares	4,633,903	971	—	—	—	4,634,874	4,633,484	1,029
Total Affiliated Underlying Funds	$163,643,859	$14,120,302	($16,882,421)	$4,126,839	$9,848,740	$174,857,319		$1,558,553

*	Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds.

Schwab VIT Growth Portfolio
Portfolio Holdings (Unaudited) continued

The following is a summary of the inputs used to value the fund’s investments as of September 30, 2021:
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Affiliated Underlying Funds[1]	$174,857,319	$—	$—	$174,857,319
Short-Term Investments[1]	—	2,752,879	—	2,752,879
Total	$174,857,319	$2,752,879	$—	$177,610,198

[1]	As categorized in the Portfolio Holdings.
Fund investments in mutual funds and ETFs are classified as Level 1, without consideration to the classification level of the underlying securities held by the mutual funds and ETFs, which could be Level 1, Level 2 or Level 3.

Schwab VIT Growth Portfolio
Notes to Portfolio Holdings (Unaudited)

Under procedures approved by the fund’s Board of Trustees (the Board), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair value. Among other things, these procedures allow the fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
The fund values the securities in its portfolio every business day. The fund uses the following policies to value various types of securities:
•  Securities traded on an exchange or over-the-counter: Traded securities are valued at the closing value for the day, or, on days when no closing value has been reported, at the mean of the most recent bid and ask quotes.
•   Mutual funds: Mutual funds are valued at their respective net asset values (NAVs).
•  Cash management sweep time deposits: Balances held in cash management sweep time deposits are accounted for on a cost basis, which approximates fair value.
•  Securities for which no quoted value is available: The Board has adopted procedures to fair value the fund’s securities when market prices are not “readily available” or are unreliable. For example, the fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. The fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the fund pursuant to the valuation procedures.
In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
•  Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities, mutual funds and ETFs. Investments in mutual funds are valued daily at their NAVs, and investments in ETFs are valued daily at the last reported sale price or the official closing price, which are classified as Level 1 prices, without consideration to the classification level of the underlying securities held by an underlying fund.
•  Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations.
•  Level 3 — significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.

Schwab VIT Growth Portfolio
Notes to Portfolio Holdings (Unaudited) (continued)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
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